UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Report to Stockholders

The Finance Company of Pennsylvania

Founded 1871

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott

Herbert S. Riband, Jr.	Peter Bedell

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

Geralyn McConnell, Assistant Secretary

Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

August 27, 2013

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 17, 2013, Herbert S. Riband, Jr. and Peter Bedell were elected Directors, each for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Actual Return	$1,000.00	$1,113.86	$7.27
Hypothetical 5% Return	$1,000.00	$1,018.12	$6.94

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.38%, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2013

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	86.93%
Bonds	10.25%
Short Term Investments	2.72%
Other Assets in Excess of Liabilities	0.10%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Banking, Insurance and Financial Holding Companies	22.25%
Petroleum & Mining	18.38%
Manufacturing & Diversified	10.25%
International	8.91%
Services	7.58%
Consumer Products	4.78%
Healthcare	4.68%
Diversified Holding	4.27%
Technology	3.97%
Advertising & Communications	1.86%

86.93%

Top 10 Stock Holdings (% of Company’s Net Assets)

Exxon Mobil Corp.	16.68%
PNC Financial Services Group Inc.	16.33%
Harbor International Funds	4.40%
Pennsylvania Warehousing & Safe Deposit Co.	4.27%
Dreyfus International Stock I	2.18%
Johnson and Johnson	1.87%
State Street Corp.	1.67%
Berkshire Hathaway B	1.55%
Coca Cola Co.	1.53%
Alpine Municipal Money Market	1.46%

Total	51.94%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013

(Unaudited)

ASSETS
Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $1,574,118)	1,574,118
Bonds (identified cost $5,776,990)	5,925,331
Common Stocks & Mutual Funds (identified cost $20,369,853)	47,768,503
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,467,707

Total Investments	57,735,659
Cash	63,150
Accrued interest and dividends receivable	112,379
Prepaid expenses	10,504
Other assets	2,379

Total	57,924,071

LIABILITIES
Accrued expenses and taxes (Note 1)	86,944
Dividends Payable	9,055
Covered Call Options written at fair value (premiums received $30,831)	35,780

Total	131,779

NET ASSETS	57,792,292

COMPONENTS OF NET ASSETS
Paid in Capital	15,351,730
Net Accumulated Realized Gain on Investments and Written Options	12,502,211
Net Unrealized Appreciation on Investments and Written Options	29,938,351

Net assets equivalent to $1,316.81 per share on shares of 43,888 $10 par value capital stock outstanding at June 30, 2013 (authorized 232,000 shares)	57,792,292

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

SHORT TERM SECURITIES — 2.72%

Number of Shares		Identified Cost	Fair Value (Note 1)
54,796	Invesco Short Term Investment Trust — Treasury	54,796	54,796
1,519,322	Alpine Municipal Money Market	1,519,322	1,519,322

	Total	$1,574,118	$1,574,118

BONDS — 10.25%

Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.63%
104,690	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	108,166	109,761
218,728	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	222,552	234,978
159,299	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	166,350	166,512
181,530	U. S. Federal National Mortgage Association 3.5% due 3/2/2027	192,387	190,427
131,974	Government National Mortgage Association 5.5% due 1/20/2036	144,064	145,071
54,377	Government National Mortgage Association 5% due 5/15/2039	59,175	58,889
31,925	Government National Mortgage Association 6% due 4/15/2036	37,838	35,440

		930,532	941,078

	MUNICIPAL & CORPORATE BONDS — 8.62%
300,000	Allegheny Cnty PA Hosp Dev Auth 1.13% # due 2/1/2037	232,962	272,334
74,426	Alt Bldg Concepts 4.16% due 12/20/2032	75,161	75,728
200,000	Apache Corp. 3.25% due 4/15/2022	204,419	197,010
200,000	California St Build America 6.65% due 3/1/2022	243,546	238,350
185,000	California Statewide 4.35% due 1/1/2023	185,000	197,319
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	33,799	33,919
30,000	East Baton Rouge LA Mtg Fin ** 5.726% due 9/10/2014	28,401	28,911

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
125,000	General Electric Co. 5.52% due 12/6/2017	145,209	141,144
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	194,816	217,010
65,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	68,873	72,277
135,000	Illinois St Build 5.563% due 2/1/2021	150,187	141,307
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	97,157
125,000	JP Morgan Chase 3.15% due 7/5/2016	124,875	129,825
80,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	83,991	83,266
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	192,864
190,000	Massachusetts St. Housing 5.962% due 6/1/2017	190,000	201,436
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	146,717
90,000	Montana State Board of Housing 5% due 12/1/2027	93,546	96,145
40,000	Montana State Board of Housing 5.5% due 12/1/2037	40,487	41,246
30,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	30,000	30,988
135,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	139,196	144,770
225,000	New York NY Build 5.487% due 12/1/2022	271,522	263,977
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	207,268
135,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	141,319	142,889
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	152,233	176,700
100,000	Salt Lake Cnty UT Hosp 5.4% Due 2/15/2012	106,583	110,812
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	111,141
150,000	University North Carolina 2.535% due 12/1/2022	150,000	141,002
320,000	University of Oklahoma 5.6% due 7/1/2020	320,104	344,144
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,955	76,229

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
80,000	Washinghton St Series B 5.5% due 5/1/2018	85,412	88,768
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	291,161
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	84,380
165,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	165,862	166,059

		4,846,458	4,984,253

	Total Bonds	$5,776,990	$5,925,331

COMMON STOCKS & MUTUAL FUNDS — 86.93%

Number of Shares		Identified Cost	Fair Value (Note 1)

	PETROLEUM & MINING — 18.38%
10,300	Devon Energy Corp. .	$617,456	$534,364
5,100	Entergy Corporation	352,641	355,368
106,691	Exxon Mobil Corp.	140,809	9,639,532
20,000	Penn Virginia Corp.	2,292	94,000

	Total	1,113,198	10,623,264

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	BANKING, INSURANCE & FINANCIAL HOLDING COMPANIES — 22.25%
9,000	American Express Co.	368,321	672,840
18,800	Charles Schwaab Corporation	369,608	399,124
129,455	PNC Financial Services Group Inc.	78,233	9,439,859
20,000	Marsh & McLennan Companies Inc.	262,439	798,400
6,700	Renaissance RE Holdings LTD	593,575	581,493
14,800	State Street Corp.	271,559	965,108

	Total	1,943,735	12,856,824

	TECHNOLOGY — 3.97%
2,500	Int’l Business Machines Corp.	59,809	477,775
10,000	LAM Research Corp. *	456,317	443,400
13,600	Microsoft Corp.	476,276	469,812
16,600	Molex Inc. Class A	388,778	412,676
10,775	TE Connectivity Ltd	351,270	490,694

		1,732,450	2,294,357

	SERVICES — 7.58%
17,100	Best Buy	461,519	467,343
14,200	Carnival Corp.	558,189	486,918
8,500	Darden Restaurants Inc.	466,288	429,080
6,300	McDonalds Corp.	85,613	623,700
14,800	Kohl’s Corp.	689,810	747,548
5,500	United Parcel Service Class B	425,550	475,640
6,900	WalMart Stores Inc.	340,802	513,981
37,400	Western Union Co	675,505	639,913

		3,703,276	4,384,123

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	CONSUMER PRODUCTS — 4.78%
22,000	Coca Cola Co.	9,597	882,420
8,800	Coca Cola Enterprises Inc.	318,050	309,408
5,800	Colgate Palmolive Co.	159,669	332,282
2,000	Diageo PLC Sponsored ADR	240,718	229,900
12,300	Gildan Activewear Inc.	513,441	498,273
6,600	Procter & Gamble Company	523,159	508,134

		1,764,634	2,760,417

	MANUFACTURING & DIVERSIFIED — 10.25%
5,800	3M Company	645,492	634,230
13,200	Ball Corp	594,734	548,328
8,000	Berkshire Hathaway B*	352,582	895,360
4,800	Dover Corp.	40,861	372,768
18,000	Dow Chemical Co.	116,338	579,060
7,500	Emerson Electric Co.	57,084	409,050
22,100	General Electric Co.	423,606	512,499
7,100	Illinois Tool Works	409,472	491,107
9,100	Kennametal Inc.	383,657	353,353
10,100	Raytheon Co.	540,218	667,812
7,000	Reliance Steel & Aluminum Co.	472,002	458,920
	Total	4,036,046	5,922,487

	HEALTHCARE — 4.68%
5,000	Becton Dickinson & Co.	133,907	494,150
12,600	Johnson and Johnson	69,355	1,081,836
10,700	Merck & Co. Inc.	114,053	497,015
10,400	Quest Diagnostics Inc.	538,499	630,552

		855,814	2,703,553

	ADVERTISING & COMMUNICATIONS — 1.86%
7,600	Omnicom Group Inc.	484,226	477,812
5,000	Verizon Communications Inc.	37,808	251,700
12,000	Vodaphone Group PLC.	278,244	344,940

		800,278	1,074,452

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2013

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	INTERNATIONAL — 8.91%
30,707	Oakmark International Fund I	601,865	702,585
87,258	Dreyfus International Stock I	1,204,159	1,257,386
40,818	Harbor International Funds	1,865,000	2,544,980
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	644,075

		4,420,422	5,149,026

	DIVERSIFIED HOLDING — 4.27%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3)	71,399	2,467,707

	Total Common Stocks & Mutual Funds	20,441,252	50,236,210

	Total Investments —99.90%	$27,792,360	$57,735,659

	Other assets in excess of liabilities —0.10%		56,632

	NET ASSETS — 100%		$57,792,292

*	Non-income producing.

**	Effective rate on zero coupon bond

#	- Variable rate security, rate disclosed is as of 6/30/2013

ADR	- American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013

(Unaudited)

INVESTMENT INCOME:
Income:
Dividends .	$533,470
Dividends from affiliates (Note 3)	36,600
Interest	122,906

Total	692,976

Expenses:
Accounting	27,500
Compensation	91,250
Compliance fees	27,384
Custodian	3,514
Directors’ fees	40,600
Insurance	19,974
Investment advisory fees (Note 9)	65,335
Printing and postage	1,304
Professional fees	57,580
Other office and administrative	50,421

Total	384,862

Net investment income	308,114

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,138,149
In-kind transfers (Note 5)	60,925
Written options	9,920

Net realized gain	2,208,994

Net change in unrealized appreciation / depreciation on:
Investments	3,499,298
Investments in affiliate	(54,178)
Written options	(16,686)

Net change in unrealized appreciation / depreciation	3,428,434

Net realized and unrealized gain on investments	5,637,428

Net increase in net assets resulting from operations	$5,945,542

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2013 and

the Year Ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$308,114	$756,391
Net realized gain on investments	2,208,994	2,411,842
Change in net unrealized appreciation / depreciation on investments	3,428,434	894,474
Capital gains tax payable on behalf of shareholders (Note 1)	—	(222,145)

Net increase in net assets resulting from operations	5,945,542	3,840,562
Undistributed investment income included in price of shares redeemed	(1,153)	(2,564)
Realized (gain) / loss from security transactions included in price of shares redeemed	(268)	1,150
Dividends to shareholders from net investment income	(306,961)	(753,827)
Dividends to shareholders from short-term capital gains	(423)	(1,194,698)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(84,366)	(589,748)

Total increase (decrease) in net assets	5,552,371	1,300,875
Net Assets:
Beginning of year	52,239,921	50,939,046

End of year	$57,792,292	$52,239,921

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2013

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 67 shares of capital stock redeemed during the six months ended June 30, 2013.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2013, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable federal capital gains tax for

NOTES TO FINANCIAL STATEMENTS — Continued

shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

NOTES TO FINANCIAL STATEMENTS — Continued

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board “FASB” Accounting Standards Codification “ASC” 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of June 30, 2013 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$42,619,477	$—	$2,467,707	$45,087,184
U.S. government and agency obligations	—	941,078	—	941,078
Municipal and corporate bonds	—	4,984,253	—	4,984,253
Mutual funds	5,149,026	—	—	5,149,026
Short-term investments	1,574,118	—	—	1,574,118

Total	$49,342,621	$5,925,331	$2,467,707	$57,735,659

Liabilities

Written options	$35,780	$—	$—	$35,780

*	See Portfolio of Investments for values by industry classification.

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Significant inputs of the dividend discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The table below summarizes the techniques and unobservable inputs for the valuation of the Level 3 investments.

Quantitative Information about Level 3 Fair Value Measurements

Asset	Fair Value at June 30, 2013	Valuation Technique	Unobservable Inputs	Value *

Pennsylvania Warehousing and Safe Deposit Company	$2,467,707	Dividend discount method	Lack of marketability discount Estimated dividend growth rate Required rate of return Valuation technique weighting	26.00% 3.16% 9.92% 50.00%
		Net asset value method	Lack of marketability discount Discount to net asset value Valuation technique weighting	26.00% 10.87% 50.00%

*	Significant changes in any of these inputs would result in a significantly higher or lower fair value measurement. Generally a change to the estimated dividend growth rate or the weighting applied to the net asset value would result in a directionally similar change in fair value. Conversely, a change in the required rate of return, the weighting applied to the dividend discount method or the discounts would result in a directionally opposite change in fair value.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the six months ended June 30, 2013 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2013 was as follows:

Common Stock
Beginning Balance, 12/31/2012	$2,521,885
Purchases	—
Sales	—
Total Unrealized Appreciation[1]	(54,178)

Ending Balance, 6/30/2013	$2,467,707

[1]

Included in related net change in unrealized appreciation/depreciation in Statement of Operations. The change in unrealized appreciation/depreciation on Level 3 investments still held as of June 30, 2012 was ($54,178).

NOTES TO FINANCIAL STATEMENTS — Continued

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of June 30, 2013 the Pennsylvania Warehousing and Safe Deposit Company owns 4.76% of the outstanding shares of the Company.

Shares		June 30, 2013			For the Six Months Ended June 30, 2013
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,467,707	$36,600

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A

NOTES TO FINANCIAL STATEMENTS — Continued

portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2013 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Becton, Dickinson & Co.	12/21/2013	$105.00	$7,399	2,500	$5,250
Darden Restaurants Inc.	10/19/2013	$50.00	10,300	5,000	11,750
Dover Corp.	9/21/2013	$75.00	8,064	2,400	12,480
Johnson & Johnson	10/19/2013	$87.50	5,069	3,000	6,300

			$30,832		$35,780

NOTES TO FINANCIAL STATEMENTS — Continued

Transactions in written covered calls for the six months ended June 30, 2013 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2012	8,500	$21,631
Covered Calls written during the period	12,900	30,832
Covered Calls expired during the period	(4,000)	(9,920)
Covered Calls exercised during the period	(4,500)	(11,711)

Outstanding at June 30, 2013	12,900	$30,832

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2013.

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2013:

Liability Derivatives Value
Total Value At June 30, 2013	Number of Shares in Equity Contracts
$35,780	12,900

The following is a summary of the effect of derivative instruments on the statement of operations for the six months ended June 30, 2013.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	$9,920	($16,686)

NOTES TO FINANCIAL STATEMENTS — Continued

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	65
Average notional value of contracts written	$477,500

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended

June 30, 2013 were:

	Historical Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and mutual funds	$19,921,106	$21,133,119	$18,996,844
U.S. Government & Agency Obligations	144,099	83,240	83,240
Municipal & Corporate Bonds	646,084	607,777	601,591

Total	$20,711,289	$21,824,136	$19,681,675

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2013 the Company distributed common stock with fair value of $61,869 and cost of $944. The related gain of $60,925 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS — Continued

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
Distributions paid from Ordinary Income	$307,384	$1,948,525

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2013 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$27,845,013	$30,504,984	$614,338	$29,890,646

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2013, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2009 through December 31, 2012.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $22,720.

NOTES TO FINANCIAL STATEMENTS — Continued

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2013

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $40,600. The compensation of Officers of the Company, who are also employees of the Company, amounted to $91,250.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $56,392 for their services during the six months ended June 30, 2013.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,166 for their services during the six months ended June 30, 2013.

10.	INTEREST RATE RISK

The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2013	Years Ended December 31,
		2012	2011	2010	2009	2008

Investment Income	$15.79	$34.94	$32.96	$28.37	$31.13	$41.84
Expenses	8.77	17.73	17.33	16.32	14.19	15.27

Net Investment Income	7.02	17.21	15.63	12.05	16.94	26.57
Dividends from net investment income	(6.99)	(17.15)	(15.08)	(11.75)	(16.65)	(26.32)
Dividends from short term capital gains	(0.01)	(27.18)	(31.69)	(36.21)	(40.93)	(5.53)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	128.30	69.70	(4.99)	108.29	96.86	(356.12)

Net increase (decrease) in net assets value	128.32	42.58	(36.13)	72.38	56.22	(361.40)
Net assets value:
Beginning of year	1,188.49	1,145.91	1,182.04	1,109.66	1,053.44	1,414.84

End of year	$1,316.81	$1,188.49	$1,145.91	$1,182.04	$1,109.66	$1,053.44

Net Assets at end of Period (in millions)	$57.8	$52.2	$50.9	$53.3	$50.8	$48.7
Annual ratio of expenses to average net assets	1.38%	1.47%	1.44%	1.43%	1.38%	1.16%
Annual ratio of net investment income to average net assets	1.10%	1.43%	1.30%	1.06%	1.65%	2.02%
Annual portfolio turnover rate	76.22%	40.44%	39.08%	44.22%	37.53%	16.49%
Annual Total Investment Return	22.77%	7.58%	0.90%	10.84%	10.80%	-23.43%
Number of shares outstanding at end of period in thousands	44	44	44	45	46	46

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2013

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance June 30, 2013
	Number of Shares
3M Company	23,200	5,800
Axis Capital Holdings	24,400	—
Ball Corp.	13,200	13,200
Best Buy Inc.	55,300	17,100
Charles Schwaab Corporation	85,600	18,800
Cintas Corp	9,000	—
Coca Cola Enterprises Inc.	17,600	8,800
Devon Energy Corp.	3,100	10,300
Diageo PLC Sponsored ADR	2,000	2,000
Entergy Corporation	10,200	5,100
Gildan Activewear Inc	36,900	12,300
Kennametal Inc	18,200	9,100
Kohls Corp.	12,000	14,800
LAM Research	23,000	10,000
Microsoft Corp.	40,800	13,600
Molex Inc. Class A	4,900	16,600
Omnicom Group Inc.	29,300	7,600
Procter & Gamble Company	19,800	6,600
Raytheon Co.	4,000	10,100
Reliance Steel Aluminum	7,000	7,000
Renaissance RE Holdings LTD	6,700	6,700
Rock-Tenn Co.	4,100	—
State Street Corp.	8,400	14,800
United Parcel Service CL B	3,000	5,500
Western Union Co.	10,700	37,400

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2013

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance June 30, 2013
	Number of Shares
3M Company	23,200	5,800
Avon Products, Inc.	14,000	—
Axis Capital Holdings	38,800	—
Ball Corp.	5,000	13,200
Bemis Company	8,800	—
Best Buy Inc.	57,300	17,100
Charles Schwaab Corporation	90,800	18,800
Cintas Corp	20,000	—
Coca Cola Enterprises Inc.	17,600	8,800
Colgate Palmolive Co.	2,500	5,800
Darden Restaurants Inc.	2,200	8,500
Diageo PLC Sponsored ADR	2,000	2,000
Entergy Corporation	5,100	5,100
Gildan Activewear Inc	31,600	12,300
Illinois Tool Works Inc.	2,000	7,100
Kennametal Inc	9,100	9,100
Kohls Corp.	10,700	14,800
LAM Research	28,600	10,000
Microsoft Corp.	34,800	13,600
Omnicom Group Inc.	28,200	7,600
PNC Financial Services Group Inc.	10,000	129,455
Procter & Gamble Company	19,800	6,600
Raytheon Co.	2,000	10,100
Rock-Tenn Co.	9,500	—
State Street Corp.	8,400	14,800
TE Connectivity Ltd	3,200	10,775
United Parcel Service CL B	3,000	5,500
Vodaphone Group PLC	9,600	12,000
Western Union Co.	7,700	37,400

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2013

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance June 30, 2013
	Number of Units
Alt Bldg Concepts 4.160% 12/20/32	75,000	74,426
General Electric Co 5.250% 12/6/17	125,000	125,000
Illinois St Build 5.563% 2/1/2021	135,000	135,000
New York NY Build 5.487% 12/1/22	225,000	225,000
Govt Natl Mort Assoc II 5.5% 1/20/2036	131,974	131,974

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2013

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance June 30, 2013
	Number of Units
Fed. Home Loan Mtg. 6% 7/1/2019	7,299	104,690
Fed. Home Loan Mtg. 6% 8/1/2019	16,430	218,728
Fed. Home Loan Mtg. 3.5% 9/1/2026	14,964	159,299
Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	6,619	181,530
Govt Natl Mort Assoc 5% 5/15/2039	30,054	54,377
Govt Natl Mort Assoc 6% 4/15/2036	7,875	31,925
Alt Bldg Concepts 4.160% 12/20/32	574	74,426
California Statewide 4.375% 1/1/2023	5,000	185,000
Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	5,000	30,000
Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	100,000	—
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	80,000
Massachusetts St. Hsg. 5.962% 6/1/2017	20,000	190,000
Montana ST BRD HSG 5% 12/1/2027	5,000	90,000
Montana ST BRD HSG 5.5% 12/1/2037	20,000	40,000
New Mexico Mtg Fin Auth 5.35% 3/1/30	20,000	135,000
City of North Little Rock AR 7/20/2014	150,000	—
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	20,000	135,000
Washinghton St Series B 5.5% 5/1/2018	10,000	80,000
Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000	—

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 78	2014 32 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 76	2016 19 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 60	2015 23 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 77	2015 17 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.

Peter Bedell Director Age: 75	2016 8 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Of 43,936 shares of common stock of the company outstanding and entitled to vote, a total of 40,559 were represented either in person or by proxy at the annual shareholders meeting held on April 17, 2013.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 17, 2013, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(c) of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of the code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(l) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Directors has determined that Jonathan D. Scott and Shaun F. O’Malley, each a member of the Registrant’s audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each Mr. Scott and Mr. O’Malley as an “audit committee financial expert” pursuant to Item 3 of form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Directors in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report : (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1) Registrant’s code of ethics is not required for semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30(a)-2(B) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2013

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer
Date: August 29, 2013